9. Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Long-term advances	$ 1,550,000	[1]	$ 3,550,000
FHLBB term advance One
Long-term advances	350,000		350,000
FHLBB term advance Two
Long-term advances	1,000,000		1,000,000
FHLBB term advance Three
Long-term advances	0		2,000,000
FHLBB term advance Four
Long-term advances	$ 200,000		$ 200,000

[1]	As of December 31, 2017, the Company had borrowed a total of $3,550,000 under the FHLBB's JNE program, a program dedicated to supporting job growth and economic development throughout New England. The FHLBB is providing a subsidy, funded by the FHLBB's earnings, to write down interest rates to zero percent on JNE advances that finance qualifying loans to small businesses. JNE advances must support small business in New England that create and/or retain jobs, or otherwise contribute to overall economic development activities. During the second quarter of 2018, the Company repaid a $2.0 million advance because the "qualifying loan" did not close as intended.